Deferred Tax Assets and Liabilities - Unused tax loss (Details) - TRY (₺) ₺ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	₺ 7,270,241	₺ 9,065,459
Not later than one year [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	483,247
1-2 years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	826,727
2-3 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	2,903,840
3-4 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	227,219
4-5 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	1,849,040
5-6 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	411,144
7-8 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	182,827
8-9 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	227,175
Indefinite [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	₺ 159,022